Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 15,667,761	$ 25,411,420
Trade accounts receivable, net	1,204,115	2,189,986
Other receivables	679,497	844,720
Inventories	1,463,280	1,758,930
Restricted cash	291,962	294,093
Prepaid expenses	456,380	348,231
Total current assets	19,762,995	30,847,380
Fixed assets
Vessels, net	105,369,275	111,150,227
Advances for vessels under construction	22,428,693	15,687,490
Long-term assets
Restricted cash	5,200,000	7,700,000
Deferred charges, net	673,293	335,621
Other investments	6,749,050	6,183,800
Investment in joint venture	17,718,554	18,674,094
Total long-term assets	158,138,865	159,731,232
Total assets	177,901,860	190,578,612
Current liabilities
Long-term debt, current portion	18,556,000	19,512,000
Trade accounts payable and accrued expenses	4,298,698	3,430,780
Deferred revenues	730,889	803,649
Due to related company	558,069	1,145,808
Derivatives	147,388	297,992
Total current liabilities	24,291,044	25,190,229
Long-term liabilities
Long-term debt, net of current portion	31,265,000	34,745,000
Derivatives	187,328	779
Total long-term liabilities	31,452,328	34,745,779
Total liabilities	$ 55,743,372	$ 59,936,008
Commitments and Contingencies
Mezzanine Equity
Preferred shares (redemption of $32,140,100 and $32,948,624 respectively)	$ 31,248,624	$ 30,440,100
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 5,715,731 and 5,784,025 issued and outstanding as adjusted for 1-for-10 reverse stock split effected on July 22, 2015)	173,521	171,472
Additional paid-in capital as adjusted for 1-for-10 reverse stock split as effected on July 22, 2015	268,594,356	268,374,336
Accumulated deficit	(177,858,013)	(168,343,304)
Total shareholders’ equity	90,909,864	100,202,504
Total liabilities and shareholders’ equity	$ 177,901,860	$ 190,578,612